Summary of Significant Accounting Policies - Net Loss Per Share (Details) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies
Common stock shares subject to repurchase excluded from net loss per share calculations										0	0	0	0	14
Net Loss per Share
Net loss	$ (10,443,000)	$ (13,497,000)	$ (12,969,000)	$ (13,496,000)	$ (16,167,000)	$ (13,456,000)	$ (13,250,000)	$ (10,220,000)	$ (12,801,000)	$ (38,582,000)	$ (42,631,000)	$ (56,128,000)	$ (47,344,000)	$ (31,964,000)
Weighted average common stock outstanding (in shares)	606,000		442,000							600,000	359,000	414,000	284,000	6,000
Net loss per share, basic and diluted (in dollars per share)	$ (17.23)	$ (23.39)	$ (29.34)	$ (42.44)	$ (51.16)	$ (42.72)	$ (43.16)	$ (33.40)	$ (61.25)	$ (64.30)	$ (118.75)	$ (135.57)	$ (175.10)	$ (5,327.33)
Comprehensive Loss
Difference between comprehensive loss and the Company's net loss	$ 0		$ 0							$ 0	$ 0	$ 0	$ 0	$ 0